RELATED PARTY TRANSACTIONS - Management Agreements (Details)		1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2017 USD ($)	Jan. 31, 2018 USD ($)	Oct. 31, 2017 USD ($) vessel shares	Jun. 30, 2018 USD ($) vessel $ / shares $ / vessel shares	Jun. 30, 2017 USD ($) $ / vessel shares	Dec. 31, 2017 USD ($) vessel
Related Party Transaction [Line Items]
Due from related parties				$ 6,105,000	$ 1,990,000
Due to related parties				39,000	46,730,000
Golden Opus Inc.
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				6,000	482,000
Due from related parties				0	10,000
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				1,707,000	1,796,000
Due to related parties				$ 0	$ 29,000
Technical management fees expenses | $ / vessel				30,555	30,555
Ship Finance International Ltd
Related Party Transaction [Line Items]
Revenue from related parties				$ 360,000	$ 370,000
Related party transaction, expenses from transactions with related party				14,589,000	13,990,000
Due from related parties				0	60,000
United Freight Carriers LLC
Related Party Transaction [Line Items]
Due from related parties				$ 1,000	0
Seateam
Related Party Transaction [Line Items]
Number of vessels under ship management | vessel				21		20
Related party transaction, expenses from transactions with related party				$ 1,901,000	1,407,000
Frontline Ltd
Related Party Transaction [Line Items]
Professional fees, quarterly fee for management of compliance	$ 17,500
Due from related parties				3,061,000	1,095,000
Due to related parties				39,000	1,822,000
Hemen Holdings Ltd
Related Party Transaction [Line Items]
Due to related parties				0	44,000,000
Seatankers Management Co, Ltd
Related Party Transaction [Line Items]
Revenue from related parties				359,000	478,000
Related party transaction, expenses from transactions with related party				10,855,000	1,945,000
Due from related parties				1,313,000	825,000
CCL
Related Party Transaction [Line Items]
Revenue from related parties				1,308,000	2,794,000
Related party transaction, expenses from transactions with related party				24,000	20,000
Due from related parties				1,730,000	0
Due to related parties				0	$ 879,000
Seller's Credit
Related Party Transaction [Line Items]
Long-term debt				0		$ 44,000,000
Seller's Credit | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Long-term debt						$ 22,500,000
Convertible Debt
Related Party Transaction [Line Items]
Long-term debt				$ 200,000,000
Debt instrument, convertible, conversion price (in USD per share) | $ / shares				$ 86.19
Convertible Debt | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 124,400,000
Convertible Debt
Related Party Transaction [Line Items]
Antidilutive shares (in shares) | shares				2,320,454	2,268,860
Convertible Debt | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Antidilutive shares (in shares) | shares				1,443,323
Capesize Vessels | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Number of vessels acquired | vessel			2
Asset purchase, consideration transferred (in shares) | shares			2,000,000
Asset purchase, sellers credit loan per vessel		$ 21,500,000	$ 21,500,000	$ 65,500,000
Panamax Vessels | Hemen Holdings Ltd
Related Party Transaction [Line Items]
Number of vessels acquired | vessel						2